PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Changes in equity [abstract]
Balance as		$ 16,275	$ 13,607	$ 14,668	$ 13,474	$ 13,474
Unit issuance		2	4	4	8
Repurchase Of Equity				29
Balance as		16,233	12,276	16,233	12,276	14,668
Limited Partners 1 [Member]
Changes in equity [abstract]
Balance as		4,633	4,977	4,513	4,967	4,967
Unit issuance		2	4	4	8
Repurchase Of Equity				28
Balance as		4,521	4,545	4,521	4,545	4,513
Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Balance as		1,863	2,014	1,823	2,012	2,012
Balance as		1,815	1,832	1,815	$ 1,832	$ 1,823
Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Balance as		23
Balance as		$ 21		$ 21
Issued capital [member] | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance				278.9	278.2	278.2
Issued for cash				0.2		0.3
Units converted from Exchange LP units				3.1		1.3
Partners' Capital Account, Units, Treasury Units Purchased1				(0.8)		(0.9)
Ending balance		281.4		281.4		278.9
Balance as				$ 4,930	$ 4,926	$ 4,926
Unit issuance				4		14
Units converted from Exchange LP units, value				51		20
Repurchase Of Equity				(28)		(30)
Balance as		$ 4,957		$ 4,957		$ 4,930
Issued capital [member] | Special General Partner
Changes in equity [abstract]
Opening balance				1.6	1.6	1.6
Issued for cash				0.0		0.0
Units converted from Exchange LP units				0.0		0.0
Partners' Capital Account, Units, Treasury Units Purchased1				0.0		0.0
Ending balance		1.6		1.6		1.6
Balance as				$ 19	$ 19	$ 19
Unit issuance				0		0
Units converted from Exchange LP units, value				0		0
Repurchase Of Equity				0		0
Balance as		$ 19		$ 19		$ 19
Issued capital [member] | Limited Partners 1 [Member]
Changes in equity [abstract]
Opening balance				277.3	276.6	276.6
Issued for cash	13.5			0.2		0.3
Units converted from Exchange LP units				3.1		1.3
Partners' Capital Account, Units, Treasury Units Purchased1				(0.8)		(0.9)
Ending balance		279.8		279.8		277.3
Balance as		$ 4,935	4,911	$ 4,911	$ 4,907	$ 4,907
Unit issuance		2	4	4	8	14
Units converted from Exchange LP units, value				51		20
Repurchase Of Equity				28		(30)
Balance as		$ 4,938	4,915	$ 4,938	$ 4,915	$ 4,911
Issued capital [member] | Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Opening balance				115.8	115.8	115.8
Issued for cash	6.1
Ending balance		115.8		115.8		115.8
Balance as		$ 2,078	2,078	$ 2,078	$ 2,078	$ 2,078
Balance as		$ 2,078	2,078	$ 2,078	$ 2,078	$ 2,078
Issued capital [member] | Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Opening balance				4.4	0.0	0.0
Issued for cash				0.0		5.7
Ending balance		1.3		1.3		4.4
Balance as				$ 212	$ 0	$ 0
Unit issuance				0		232
Balance as		$ 161		$ 161		$ 212
Exchange LP unit conversion, shares				(3.1)		(1.3)
Exchange LP unit conversion, value				$ (51)		$ (20)
Preferred Unitholders Capital [Member]
Changes in equity [abstract]
Opening balance				49.9	32.0	32.0
Issued for cash				0.0		18.0
Ending balance		49.9		49.9		49.9
Balance as		$ 935	752	$ 936	$ 595	$ 595
Unit issuance				0		342
Repurchase Of Equity				1
Balance as		$ 935	$ 752	$ 935	$ 752	$ 936
Preferred Units, Units Repurchased				0.1		(0.1)
Repurchase of Preferred Equity				$ (1)		$ (1)